Taxation - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Effective Tax Rate [Table]
US federal statutory rate	$ (12,380)	$ 3,984	$ 97,183
US federal statutory rate	21.00%	21.00%	21.00%
Effects of state tax rate in US	$ (4,484)	$ 1,844	$ 22,111
Effects of state tax rate in U.S.	7.61%	9.72%	4.78%
R&D and orphan drug tax credits	$ 5,056	$ 5,642	$ 6,321
R&D and orphan drug tax credits	8.58%	(29.74%)	(1.37%)
Non deductible share based payment expenses	$ 555	$ 327	$ 433
Non deductible share based payment expenses	(0.94%)	1.73%	0.09%
Finance income/(costs) – fair value accounting	$ (2,017)	$ 919	$ 3,725
Finance income/(costs) – fair value accounting	3.42%	4.84%	0.80%
Loss with respect to associate for which no deferred tax asset is recognized	$ 11,542	$ 0	$ 0
Loss with respect to associate for which no deferred tax asset is recognized	(19.58%)	0.00%	0.00%
Transaction Costs	$ 309	$ 361	$ 0
Transaction Costs	(0.52%)	1.91%	0.00%
Interest Expense	$ 217	$ (2,258)	$ 1,030
Interest Expense	(0.37%)	(11.91%)	0.22%
Executive Compensation	$ 746	$ 827	$ 0
Executive Compensation	(1.27%)	4.36%	0.00%
Deconsolidation adjustments	$ 0	$ 0	$ 13,658
Deconsolidation adjustments	0.00%	0.00%	(2.95%)
Recognition of deferred tax assets and tax benefits not previously recognized	$ 414	$ 0	$ 6,251
Recognition of deferred tax assets and tax benefits not previously recognized	0.70%	0.00%	(1.35%)
Current year losses for which no deferred tax asset is recognized	$ 14,375	$ 13,948	$ 14,514
Current year losses for which no deferred tax asset is recognized	(24.38%)	73.53%	3.14%
Other	$ 363	$ 91	$ (356)
Other	(0.62%)	0.48%	(0.06%)
Income tax expense/(benefit)	$ 3,756	$ 14,401	$ 112,409
Average effective tax rate	(6.37%)	75.92%	24.29%